Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
9.	Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31, 2019	June 30, 2020
Equipment	$13.3	$14.4
Capitalized software	7.1	7.2
Leasehold improvements	11.3	11.5
Furniture and fixtures	2.9	3.0
Vehicles	0.2	0.2

Total property and equipment, gross	34.8	36.3
Less: Accumulated depreciation	(19.4)	(22.1)

Total property and equipment, net	$15.4	$14.2

Amounts charged to expense in the unaudited Condensed Consolidated Statements of Operations for depreciation of property, plant and equipment were as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Depreciation and amortization expense	$0.4	$0.9	$0.8	$1.9
Cost of sales	0.3	0.4	0.6	0.8

Total depreciation expense	$0.7	$1.3	$1.4	$2.7